Stock-based Plans and Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number Outstanding
Granted	5,187,587	25,588
Exercised	(32,054)
Canceled/forfeited/expired
Weighted Average Exercise Price Per Share
Granted	$ 1.20	$ 0.20
Exercised	$ 0.20
Stock Plan [Member]
Number Outstanding
Outstanding at Beginning of Period	325,833	268,333
Granted	5,473,705	113,750
Exercised
Canceled/forfeited/expired	(127,097)	(56,250)
Outstanding at End of Period	5,672,464	325,833
Expected to vest at End of Period	2,644,882
Exerciseable at End of Period	1,021,191
Unrecognized expense at End of Period	$ 3,074,119
Weighted Average Exercise Price Per Share
Outstanding at Beginning of Period	$ 4.62	$ 4.92
Granted	$ 1.98	$ 3.36
Exercised
Cancelled/forfeited/expired	$ 4.06	$ 3.48
Outstanding at End of Period	$ 2.08	$ 4.62
Vested	$ 2.21
Exercisable at end of period	$ 2.25
Weighted Average Remaining Contractual Life (Years)
Outstanding at Beginning of Period		5 years 1 month 13 days
Granted		4 years 6 months 11 days
Outstanding at End of Period	9 years 2 months 1 day
Expected to vest	8 years 9 months 26 days
Exercisable at end of period	8 years 3 months 22 days
Aggregate Intrinsic value
Outstanding at Beginning of Period		1,240,000
Outstanding at End of Period	415,259
Expected to vest at End of Period	$ 181,501
Exercisable at End of period	79,421